SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis of presentation
Exchange rate	6.2046
Significant Accounting Policies [Line Items]
Advertising expenses of continuing operations	4,435	25,174	123,801
Minimum [Member]
Significant Accounting Policies [Line Items]
Original maturity period of term deposits	3 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Original maturity period of term deposits	12 months